T. ROWE PRICE Dynamic Global Bond Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 5.7%
Corporate Bonds 0.6%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1) 17,530,000 12,086
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1)(2) 13,800,000 12,804
24,890
Government Bonds 5.1%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  566,806,000 86,745
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  837,950,000 120,739
207,484
Total Brazil (Cost $248,445) 232,374
CANADA 0.4%
Corporate Bonds 0.4%
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (3) 15,285,000 15,887
Total Canada (Cost $15,285) 15,887
CHILE 1.6%
Government Bonds 1.6%
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (1) 60,085,000,000 64,066
Total Chile (Cost $73,247) 64,066
CHINA 0.4%
Corporate Bonds 0.4%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (4)(5) 11,400,000 1,325
CIFI Holdings Group, 4.45%, 8/17/26 (USD) (4)(5) 10,055,000 1,156
Country Garden Holdings, 3.125%, 10/22/25 (USD) (4)(5) 10,570,000 1,058
Country Garden Holdings, 3.30%, 1/12/31 (USD) (4)(5) 8,854,000 885
Country Garden Holdings, 5.40%, 5/27/25 (USD) (4)(5) 2,135,000 214
Kaisa Group Holdings, 8.50%, 6/30/22 (USD) (4)(5) 15,890,000 675
Kaisa Group Holdings, 11.50%, 1/30/23 (USD) (4)(5) 8,854,000 376
Kaisa Group Holdings, 11.70%, 11/11/25 (USD) (4)(5) 2,800,000 126
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(5) 13,051,000 555
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  11,115,000 7,946
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (4)(5) 17,195,000 963
Shimao Group Holdings, 5.20%, 1/16/27 (USD) (4)(5) 2,220,000 122
Times China Holdings, 6.20%, 3/22/26 (USD) (4)(5) 3,220,000 129

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Times China Holdings, 6.75%, 7/8/25 (USD) (4)(5) 12,750,000 478
Total China (Cost $78,089) 16,008
COLOMBIA 0.9%
Government Bonds 0.7%
Republic of Colombia, Series B, 13.25%, 2/9/33  123,360,800,000 31,194
31,194
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date:
6/7/23, Cost $3,416 (USD) (5)(6) † 4,719
Bona Fide Investments Holdings III, Acquisition Date:
6/14/24, Cost $2,735 (USD) (5)(6) † 2,906
7,625
Total Colombia (Cost $34,376) 38,819
CÔTE D'IVOIRE 0.4%
Government Bonds 0.4%
Republic of Côte d'Ivoire, 8.075%, 4/1/36 (USD) (1) 16,200,000 15,548
Total Côte d'Ivoire (Cost $15,796) 15,548
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 5,435,000 5,361
Total Dominican Republic (Cost $4,935) 5,361
EGYPT 0.3%
Government Bonds 0.3%
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (1) 7,370,000 7,141
Arab Republic of Egypt, 9.45%, 2/4/33 (USD) (1) 4,140,000 3,912
Total Egypt (Cost $11,510) 11,053
FRANCE 1.0%
Corporate Bonds 1.0%
BNP Paribas, 3.375%, 1/23/26 (GBP)  5,649,000 7,209
Credit Agricole, VR, 6.251%, 1/10/35 (USD) (1)(3) 14,255,000 14,569
Societe Generale, VR, 5.634%, 1/19/30 (USD) (1)(2)(3) 10,160,000 10,342
Societe Generale, VR, 6.066%, 1/19/35 (USD) (1)(3) 7,355,000 7,454
Total France (Cost $38,591) 39,574

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GERMANY 7.0%
Corporate Bonds 2.1%
BMW Finance, FRN, 3M EURIBOR + 0.20%, 2.989%,
7/11/25  6,200,000 6,705
BMW International Investment, 5.50%, 6/6/26 (GBP)  6,600,000 8,584
Deutsche Bank, 4.50%, 4/1/25 (USD)  5,500,000 5,498
KfW, 1.125%, 7/4/25 (GBP)  10,094,000 12,924
KfW, 2.00%, 5/2/25 (USD)  38,874,000 38,785
Volkswagen Bank, 4.25%, 1/7/26  4,300,000 4,698
ZF North America Capital, 4.75%, 4/29/25 (USD) (1) 7,682,000 7,624
84,818
Government Bonds 4.9%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  186,281,162 200,757
200,757
Total Germany (Cost $283,596) 285,575
INDIA 1.4%
Government Bonds 1.4%
Republic of India, 7.18%, 8/14/33  4,800,000,000 58,190
Total India (Cost $57,735) 58,190
INDONESIA 0.5%
Government Bonds 0.5%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  315,618,000,000 19,132
Total Indonesia (Cost $20,691) 19,132
IRELAND 0.7%
Corporate Bonds 0.7%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  13,050,000 12,252
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  7,225,000 7,605
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (1) 9,735,000 10,076
Total Ireland (Cost $29,893) 29,933
ITALY 0.1%
Government Bonds 0.1%
Republic of Italy, Series 5Y, 1.25%, 2/17/26 (USD)  3,187,000 3,100
Total Italy (Cost $3,071) 3,100

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAPAN 0.2%
Corporate Bonds 0.2%
Toyota Motor Finance Netherlands, 4.625%, 6/8/26 (GBP)  6,735,000 8,673
Total Japan (Cost $8,212) 8,673
MALAYSIA 1.8%
Government Bonds 1.8%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  222,047,000 52,611
Government of Malaysia, Series 0216, 4.736%, 3/15/46  12,360,000 3,059
Government of Malaysia, Series 0518, 4.921%, 7/6/48  67,600,000 17,144
Total Malaysia (Cost $66,844) 72,814
MEXICO 2.9%
Corporate Bonds 0.4%
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  16,665,000 15,682
15,682
Government Bonds 2.5%
United Mexican States, Series M, 7.75%, 5/29/31  470,271,000 21,640
United Mexican States, Series M, 7.75%, 11/23/34  1,880,000,000 82,743
104,383
Total Mexico (Cost $114,417) 120,065
NEW ZEALAND 3.8%
Government Bonds 3.8%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  239,969,000 88,914
Government of New Zealand, Series 0554, 5.00%, 5/15/54  122,542,000 67,443
Total New Zealand (Cost $189,236) 156,357
PHILIPPINES 0.7%
Government Bonds 0.7%
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 29,034
Total Philippines (Cost $36,848) 29,034
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 2.25%, 7/12/31 (USD)  8,240,000 7,134
Total Qatar (Cost $8,280) 7,134

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 2.1%
Government Bonds 2.1%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 54,552
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  3,322,930,000 29,987
Total Serbia (Cost $90,000) 84,539
SUPRANATIONAL 2.4%
Corporate Bonds 2.4%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  2,512,900,000 29,134
International Bank for Reconstruction & Development,
0.625%, 4/22/25 (USD)  58,636,000 58,501
International Bank for Reconstruction & Development,
6.85%, 4/24/28 (INR)  837,500,000 9,847
Total Supranational (Cost $98,179) 97,482
SWITZERLAND 0.4%
Corporate Bonds 0.4%
UBS, 1.125%, 12/15/25 (GBP)  4,339,000 5,454
UBS Group, 2.75%, 8/8/25 (GBP)  7,000,000 8,964
Total Switzerland (Cost $13,690) 14,418
THAILAND 3.7%
Government Bonds 3.7%
Kingdom of Thailand, 3.60%, 6/17/67  562,465,000 19,283
Kingdom of Thailand, 4.00%, 6/17/72  335,600,000 12,764
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  4,070,884,199 117,604
Total Thailand (Cost $147,236) 149,651
TÜRKIYE 0.3%
Corporate Bonds 0.1%
Coca-Cola Icecek, 50.50%, 4/28/25  194,000,000 5,063
5,063
Government Bonds 0.2%
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  6,360,000 6,417
6,417
Total Türkiye (Cost $12,138) 11,480

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 1.1%
Corporate Bonds 1.1%
Barclays, 3.00%, 5/8/26  600,000 759
Barclays, VR, 5.304%, 8/9/26 (USD) (3) 8,490,000 8,510
Barclays, VR, 6.125% (USD) (3)(7) 8,109,000 8,099
Lloyds Bank, 7.625%, 4/22/25  4,245,000 5,490
Lloyds Banking Group, VR, 5.679%, 1/5/35 (USD) (3) 7,735,000 7,816
Motion Bondco, 6.625%, 11/15/27 (USD) (1) 2,200,000 2,112
NatWest Markets, 6.625%, 6/22/26  2,050,000 2,703
Standard Chartered, VR, 6.097%, 1/11/35 (USD) (1)(2)(3) 8,050,000 8,387
Total United Kingdom (Cost $41,980) 43,876
UNITED STATES 52.8%
Asset-Backed Securities 1.5%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 6,500,000 6,682
CBAM, Series 2018-5A, Class D, CLO, FRN, 3M TSFR +
2.762%, 7.064%, 4/17/31 (1) 2,560,000 2,547
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1) 282,841 283
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,613,622 4,535
Exeter Automobile Receivables Trust, Series 2021-1A, Class
E, 2.21%, 2/15/28 (1) 17,480,000 17,192
Goto Foods Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 18,720,000 18,949
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,380,563 4,170
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%,
2/15/52 (1) 107,190 103
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (1) 347,662 349
Santander Bank Auto Credit-Linked Notes, Series 2022-A,
Class B, 5.281%, 5/15/32 (1) 562,876 563
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $4,165, 7.131%, 11/30/44 (6)(8) 4,165,163 4,165
59,538
Bank Loans 1.1% (9)
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.439%, 8/21/28  4,537,645 4,499
IRB Holding, FRN, 1M TSFR + 2.50%, 6.825%, 12/15/27  4,551,473 4,520
Main Street Sports Group, 12.00%, 1/2/28, (12% Cash or
15% PIK)  (10) 1,038,104 942

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.389%,
4/11/29  24,072,233 20,680
RealPage, FRN, 3M TSFR + 3.00%, 7.561%, 4/24/28  2,619,975 2,582
Townsquare Media, FRN, 1M TSFR + 5.00%, 9.323%,
2/6/30 (8) 13,300,000 12,469
45,692
Common Stocks 0.0%
Diamond Sports Group, Acquisition Date: 1/2/25,
Cost $63 (5)(6) 46,896 824
824
Convertible Bonds 1.6%
Airbnb, Zero Coupon, 3/15/26  40,309,000 38,669
Block, Zero Coupon, 5/1/26  23,457,000 22,282
Rivian Automotive, 4.625%, 3/15/29  5,831,000 5,712
66,663
Corporate Bonds 8.0%
1261229 BC, 10.00%, 4/15/32 (1) 2,020,000 2,010
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 5,235,000 5,242
Ally Financial, VR, 6.848%, 1/3/30 (3) 10,418,000 11,008
American Electric Power, 5.699%, 8/15/25  8,363,000 8,392
American Express, VR, 5.098%, 2/16/28 (3) 12,505,000 12,658
Ares Capital, 3.25%, 7/15/25  2,750,000 2,736
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,690,000 2,794
Capital One Financial, VR, 6.312%, 6/8/29 (3) 10,620,000 11,058
Capital One Financial, VR, 6.377%, 6/8/34 (3) 10,620,000 11,091
CEC Entertainment, 6.75%, 5/1/26 (1) 11,860,000 11,652
Charles Schwab, VR, 5.643%, 5/19/29 (3) 11,000,000 11,340
Charter Communications Operating, 4.908%, 7/23/25  1,957,000 1,957
CHS, 10.875%, 1/15/32 (1) 5,765,000 5,664
Cloud Software Group, 8.25%, 6/30/32 (1) 16,518,000 16,745
Constellation Energy Generation, 3.25%, 6/1/25  8,695,000 8,672
DISH DBS, 5.25%, 12/1/26 (1) 21,423,000 19,656
Fifth Third Bank, 3.85%, 3/15/26  3,244,000 3,216
Fifth Third Bank, 3.95%, 7/28/25  1,113,000 1,110
Ford Motor Credit, 5.125%, 6/16/25  10,901,000 10,889
Ford Motor Credit, 5.80%, 3/5/27  11,270,000 11,310
General Motors Financial, 6.05%, 10/10/25  8,049,000 8,095
Hyundai Capital America, 5.50%, 3/30/26 (1) 7,285,000 7,346
Level 3 Financing, 10.75%, 12/15/30 (1) 9,153,122 10,114
Level 3 Financing, 11.00%, 11/15/29 (1) 3,170,297 3,527
Navient, 6.75%, 6/25/25  1,706,000 1,706
Ovintiv, 5.65%, 5/15/25  8,322,000 8,325

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (1) 14,775,000 14,812
Santander Holdings USA, VR, 6.124%, 5/31/27 (2)(3) 22,850,000 23,117
Sirius XM Radio, 5.00%, 8/1/27 (1) 6,772,000 6,586
Southern, VR, 1.875%, 9/15/81 (EUR) (3) 7,590,000 7,776
Sprint, 7.625%, 3/1/26  8,076,000 8,187
Stagwell Global, 5.625%, 8/15/29 (1) 17,057,000 16,204
Synopsys, 5.15%, 4/1/35  7,125,000 7,150
Synopsys, 5.70%, 4/1/55  14,670,000 14,529
Venture Global LNG, VR, 9.00% (1)(3)(7) 9,840,000 9,311
Vistra, VR, 7.00% (1)(3)(7) 7,285,000 7,358
323,343
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 4,235,747 2,653
Puerto Rico Commonwealth, Restructured, Series A, GO,
Zero Coupon, 7/1/33  1,322,744 906
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 1,006
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 883
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 749
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 986
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 977
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  571,578 574
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,175
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,195
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,191
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,075,000 9,126
21,421
Non-U.S. Government Mortgage-Backed Securities 1.0%
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $7,603, 8.10%,
9/25/29 (6)(8) 7,602,823 7,603
BRAVO Residential Funding Trust, Series 2022-NQM2,
Class A1, CMO, ARM, 4.272%, 11/25/61 (1) 2,974,884 2,963
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 90

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Connecticut Avenue Securities Trust, Series 2022-R06,
Class 1M1, CMO, ARM, SOFR30A + 2.75%, 7.09%,
5/25/42 (1) 3,644,020 3,721
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.64%,
2/25/42 (1) 4,183,956 4,185
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 417,537 411
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM,
2.577%, 2/25/57 (1) 10,340,428 9,579
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (1) 13,866,950 12,785
41,337
U.S. Government & Agency Mortgage-Backed
Securities 3.7%
Federal Home Loan Mortgage, CMO, IO
2.00%, 1/25/51 - 6/15/52  147,586,227 19,562
2.50%, 2/25/50  10,849,487 1,692
5.00%, 7/25/48 - 10/25/54  94,461,122 21,099
5.50%, 11/25/53  26,762,282 6,256
Federal National Mortgage Assn., CMO, IO
2.00%, 2/25/51 - 3/25/52  223,324,478 29,444
2.50%, 8/25/49 - 3/25/51  52,736,508 8,091
5.50%, 9/25/53 - 11/25/54  150,282,616 36,375
Government National Mortgage Assn., CMO, IO
2.00%, 10/20/50 - 3/20/51  66,292,351 8,362
2.50%, 8/20/49 - 11/20/51  135,927,229 19,289
150,170
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 35.4%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  226,538,370 226,538
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  66,986,549 66,505
U.S. Treasury Notes, 3.00%, 7/15/25  197,070,000 196,300
U.S. Treasury Notes, 3.50%, 9/15/25 (2) 244,110,000 243,309
U.S. Treasury Notes, 4.25%, 5/31/25 (12) 251,080,000 251,041
U.S. Treasury Notes, 4.625%, 6/30/25  78,800,000 78,849
U.S. Treasury Notes, 4.875%, 4/30/26  25,860,000 26,082
U.S. Treasury Notes, 6.875%, 8/15/25 (2) 347,450,000 350,382
1,439,006
Total United States (Cost $2,158,663) 2,147,994

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 6.8%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.39% (13)(14) 48,132,803 48,133
48,133
U.S. Treasury Obligations 5.6%
U.S. Treasury Bills, 4.24%, 4/17/25  50,560,000 50,464
U.S. Treasury Bills, 4.248%, 5/15/25 (12) 179,313,000 178,384
228,848
Total Short-Term Investments (Cost $276,995) 276,981
SECURITIES LENDING COLLATERAL 8.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 8.2%
Money Market Funds 8.2%
T. Rowe Price Government Reserve Fund, 4.39% (13)(14) 334,946,790 334,947
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 334,947
Total Securities Lending Collateral (Cost $334,947) 334,947
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.9%
OTC Options Purchased 0.9%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
2 Year Interest
Rate Swap,
12/23/27 Receive
Fixed 3.00%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
12/19/25 @
3.00%* (5) 1 991,470 3,656

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap,
12/30/55 Pay
Fixed 4.50%
Annually, Receive
Variable 4.41%
(SOFR) Annually,
12/26/25 @
4.50%* (5) 1 204,220 3,075
Citibank
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.25%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
12/8/25 @
2.25%* (5) 1 397,120 760
Citibank
USD / CNH,
Call, 1/6/26 @
CNH8.00 (5) 1 200,715 305
Citibank
USD / JPY,
Put, 9/4/25 @
JPY136.00 (5) 1 366,844 2,161
Citibank
USD / SAR,
Call, 10/13/25 @
SAR3.77 (5) 1 110,500 239
Goldman Sachs
10 Year Interest
Rate Swap,
3/24/36 Pay
Fixed 4.39%
Annually, Receive
Variable 4.41%
(SOFR) Annually,
3/20/26 @
4.39%* (5) 1 213,434 2,910
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.00%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
12/8/25 @
2.00%* (5) 1 397,120 507

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
NASDAQ 100
Stock Index,
Put, 7/18/25 @
$19,000.00 (5) 105 202,424 7,730
Morgan Stanley
10 Year Interest
Rate Swap,
3/24/36 Pay
Fixed 4.39%
Annually, Receive
Variable 4.41%
(SOFR) Annually,
3/20/26 @
4.39%* (5) 1 194,201 2,648
Morgan Stanley
2 Year Interest
Rate Swap,
12/15/27 Receive
Fixed 2.75%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
12/11/25 @
2.75%* (5) 1 991,000 2,520
Morgan Stanley
30 Year Interest
Rate Swap,
12/30/55 Pay
Fixed 4.50%
Annually, Receive
Variable 4.41%
(SOFR) Annually,
12/26/25 @
4.50%* (5) 1 203,898 3,070
Morgan Stanley
30 Year Interest
Rate Swap,
7/14/55 Pay
Fixed 5.25%
Annually, Receive
Variable 4.41%
(SOFR) Annually,
7/10/25 @
5.25%* (5) 2 806,129 192

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
5 Year Interest
Rate Swap,
5/6/31 Receive
Fixed 3.00%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
5/4/26 @
3.00%* (5) 1 394,655 3,630
Morgan Stanley
NASDAQ 100
Stock Index,
Call, 5/16/25 @
$20,400.00 (5) 168 323,878 3,177
Total Options Purchased (Cost $46,678) 36,580
Total Investments in Securities  108.8%
(Cost $4,559,603) $ 4,426,645
Other Assets Less Liabilities (8.8)% (359,314)
Net Assets 100.0% $ 4,067,331
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $409,610 and represents 10.1% of net assets.
(2) All or a portion of this security is on loan at March 31, 2025.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Non-income producing

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $20,217 and represents 0.5% of net assets.
(7) Perpetual security with no stated maturity date.
(8) Level 3 in fair value hierarchy.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
(14) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M SEK
STIBOR Three month SEK STIBOR (Stockholm interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KES Kenya Shilling
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RSD Serbian Dinar
SAR Saudi Riyal
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZMW Zambian Kwacha

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.8)%
OTC Options Written (0.8)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
iTraxx Europe-S42, 5 Year
Index, 12/20/29), Pay
1.00% Quarterly, Receive
upon credit default,
6/18/25 @ 0.58%* (EUR) 1 394,000 (1,554)
Citibank
USD / JPY, Put, 9/4/25 @
JPY145.37 1 122,281 (2,498)
Goldman Sachs
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year
Index, 12/20/29), Pay
5.00% Quarterly, Receive
upon credit default,
5/21/25 @ 1.05%* 1 204,175 (2,409)
Goldman Sachs
NASDAQ 100 Stock Index,
Put, 7/18/25 @ $22,000.00 92 177,362 (23,506)
RBC Capital Markets
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year
Index, 12/20/29), Pay
5.00% Quarterly, Receive
upon credit default,
5/21/25 @ 1.06%* 1 203,990 (3,490)
Total Options Written (Premiums $(18,955)) $ (33,457)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS 1.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
United States (0.1)%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 78,239 (9,568) (9,548) (20)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 26,806 4,629 7,273 (2,644)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 6,591 1,138 1,106 32
Total United States (1,169) (2,632)
Total Bilateral Credit Default Swaps, Protection
Bought (1,169) (2,632)
Credit Default Swaps, Protection Sold 0.0%
Luxembourg 0.0%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 12,000 470 592 (122)
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 16,950 664 590 74
Total Luxembourg 1,182 (48)
Mexico (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/25 (USD) * 7,990 (26) (24) (2)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Barclays Bank, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/25 (USD) * 19,810 (243) (299) 56
Barclays Bank, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/25 (USD) * 28,004 (344) (319) (25)
Total Mexico (642) 29
Total Bilateral Credit Default Swaps, Protection
Sold 540 (19)
Interest Rate Swaps 0.0%
Brazil 0.0%
Goldman Sachs, 6 Year Interest Rate
Swap, Receive Fixed 14.905% at
Maturity, Pay Variable 14.15%, (BRL
CDI) at Maturity, 1/2/31 116,042 104 — 104
Total Brazil — 104
Total Bilateral Interest Rate Swaps — 104
Total Bilateral Swaps (629) (2,547)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 1.5%
Credit Default Swaps, Protection Bought (0.4)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 7,215 (623) (1,598) 975
Total Australia 975
United States (0.4)%
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S38, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/27 132,377 (7,220) (7,639) 419

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 3 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/27 152,278 (7,460) (7,644) 184
Total United States 603
Total Centrally Cleared Credit Default Swaps,
Protection Bought 1,578
Credit Default Swaps, Protection Sold 1.6%
United States 1.6%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/29 754,689 41,543 57,218 (15,675)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 1,025,345 18,857 20,565 (1,708)
Protection Sold (Relevant Credit: PG&E,
Ba2*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/27 * 37,966 3,893 3,910 (17)
Total United States (17,400)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (17,400)
Interest Rate Swaps 0.3%
China 0.0%
5 Year Interest Rate Swap, Pay Fixed
1.569% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 2/18/30 1,541,507 368 — 368
5 Year Interest Rate Swap, Pay Fixed
1.584% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 3/6/30 311,985 33 — 33
5 Year Interest Rate Swap, Pay Fixed
1.586% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 3/6/30 317,835 29 — 29
5 Year Interest Rate Swap, Pay Fixed
1.594% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 2/18/30 308,301 23 — 23

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
1.600% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 2/18/30 308,302 11 — 11
5 Year Interest Rate Swap, Pay Fixed
1.680% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 2/19/30 350,890 (171) — (171)
Total China 293
Czech Republic 0.1%
5 Year Interest Rate Swap, Receive
Fixed 3.090% Annually, Pay Variable
3.930% (6M CZK PRIBOR) Semi-
Annually, 10/3/29 127,183 (128) — (128)
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 1,165,100 1,976 — 1,976
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 1,046 — 1,046
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 1,056 — 1,056
5 Year Interest Rate Swap, Receive
Fixed 4.612% Annually, Pay Variable
3.900% (6M CZK PRIBOR) Semi-
Annually, 10/24/28 124,000 218 — 218
Total Czech Republic 4,168
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.051% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 5/26/28 2,500,000 168 — 168
Total India 168
Sweden 0.1%
5 Year Interest Rate Swap, Pay Fixed
2.159% Annually, Receive Variable
2.338% (3M SEK STIBOR) Quarterly,
12/10/29 485,757 735 — 735

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
2.293% Annually, Receive Variable
2.338% (3M SEK STIBOR) Quarterly,
12/11/34 498,614 2,231 — 2,231
10 Year Interest Rate Swap, Pay Fixed
2.770% Annually, Receive Variable
2.372% (3M SEK STIBOR) Quarterly,
3/7/35 524,011 568 — 568
Total Sweden 3,534
United Kingdom 0.1%
30 Year Interest Rate Swap, Pay Fixed
4.325% Annually, Receive Variable
4.462% (GBP SONIA) Annually, 3/5/55 47,301 1,011 — 1,011
Total United Kingdom 1,011
Total Centrally Cleared Interest Rate Swaps 9,174
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe (0.2)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 74,483 (1,149) — (1,149)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,849 (1,225) — (1,225)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,848 (1,612) 1 (1,613)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.205% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 52,830 (1,162) — (1,162)
Total Foreign/Europe (5,149)
United States 0.2%
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.540% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/17/25 79,379 675 — 675

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.570% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/17/25 79,930 656 — 656
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.584% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/19/25 39,933 338 — 338
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.585% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/19/25 37,937 321 — 321
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.590% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/18/25 79,930 646 — 646
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.595% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/25 39,933 336 — 336
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.599% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/11/25 80,067 670 — 670
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.605% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/19/25 39,965 318 — 318
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.635% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/20/25 39,965 308 — 308
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 496 — 496
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,273 488 — 488
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 480 — 480

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 42,415 450 — 450
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 391 — 391
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.486% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 319 — 319
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 313 1 312
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 99,387 155 — 155
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 95,013 125 — 125
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 43,164 388 — 388
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 45,322 390 — 390
Total United States 8,262
Total Centrally Cleared Zero-Coupon Inflation
Swaps 3,113
Total Centrally Cleared Swaps (3,535)
Net payments (receipts) of variation margin to date 4,866
Variation margin receivable (payable) on centrally cleared swaps $ 1,331
*
Credit ratings as of March 31, 2025. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(2)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/11/25 USD 3,685 IDR 60,085,334 $ 67
Bank of America 5/16/25 PLN 163,590 USD 40,214 1,952
Bank of America 6/6/25 USD 27,444 COP 114,544,408 303
Bank of America 6/9/25 USD 72,788 MYR 322,459 (136)
Barclays Bank 4/24/25 USD 488 AUD 784 (2)
Barclays Bank 4/24/25 USD 1,872 NZD 3,359 (36)
Barclays Bank 4/25/25 CAD 2,393 USD 1,670 (5)
Barclays Bank 4/25/25 CHF 324 USD 363 5
Barclays Bank 4/25/25 CHF 1,174 USD 1,345 (14)
Barclays Bank 4/25/25 JPY 42,715 USD 283 2
Barclays Bank 4/25/25 NOK 17,190 USD 1,602 32
Barclays Bank 4/25/25 USD 515 CAD 749 (6)
Barclays Bank 4/25/25 USD 163 CHF 146 (3)
Barclays Bank 4/25/25 USD 59,429 GBP 48,558 (3,292)
Barclays Bank 4/25/25 USD 1,447 JPY 219,859 (23)
Barclays Bank 4/25/25 USD 16,489 NOK 187,657 (1,348)
Barclays Bank 5/23/25 GBP 221 USD 285 —
Barclays Bank 5/30/25 SEK 3,245 USD 326 (2)
BNP Paribas 4/25/25 JPY 4,626,690 USD 31,213 (280)
BNP Paribas 5/16/25 USD 42,327 PLN 163,590 161
BNY Mellon 4/25/25 CHF 145 USD 162 2
Citibank 4/11/25 KES 794,997 USD 6,027 113
Citibank 4/11/25 KZT 3,071,970 USD 6,025 49
Citibank 4/17/25 ILS 72,660 USD 20,263 (715)
Citibank 4/17/25 USD 62,084 RSD 7,087,934 (3,315)
Citibank 4/24/25 USD 931 AUD 1,476 9
Citibank 4/24/25 USD 327 NZD 566 5
Citibank 4/25/25 CAD 1,256 USD 888 (14)
Citibank 4/25/25 JPY 674,201 USD 4,381 126
Citibank 4/25/25 USD 1,127 CAD 1,611 6
Citibank 4/25/25 USD 164 CHF 144 1
Citibank 4/25/25 USD 544 JPY 84,042 (18)
Citibank 4/25/25 USD 1,590 NOK 17,824 (104)
Citibank 5/9/25 UAH 170,767 USD 3,926 155
Citibank 5/16/25 USD 19,984 RSD 2,236,474 (651)
Citibank 5/23/25 USD 164 EUR 151 1
Citibank 5/23/25 USD 569 EUR 545 (22)
Citibank 5/23/25 USD 732 GBP 582 (19)
Citibank 5/30/25 SEK 23,230 USD 2,313 6
Citibank 5/30/25 USD 174 SEK 1,839 (10)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 6/6/25 UAH 88,573 USD 2,008 $ 91
Citibank 7/17/25 ZMW 117,513 USD 4,012 104
Citibank 8/27/25 NGN 13,553,596 USD 8,471 (141)
Citibank 9/11/25 EGP 368,463 USD 6,650 116
Deutsche Bank 4/11/25 INR 134,685 USD 1,539 36
Deutsche Bank 4/11/25 USD 59,403 INR 5,167,455 (998)
Deutsche Bank 4/25/25 EUR 2,012 USD 2,202 (24)
Deutsche Bank 4/25/25 JPY 2,190,761 USD 14,776 (129)
Deutsche Bank 5/9/25 UAH 166,267 USD 3,859 114
Goldman Sachs 4/11/25 IDR 333,473,936 USD 20,115 (33)
Goldman Sachs 4/11/25 INR 8,484,781 USD 98,815 361
Goldman Sachs 4/11/25 USD 7,391 IDR 120,170,694 154
Goldman Sachs 4/11/25 USD 53,590 INR 4,645,743 (713)
Goldman Sachs 4/24/25 USD 9,453 NZD 16,609 17
Goldman Sachs 4/24/25 USD 28,158 NZD 50,127 (319)
Goldman Sachs 4/25/25 JPY 6,304,144 USD 41,571 578
Goldman Sachs 4/25/25 USD 72,041 EUR 66,058 516
Goldman Sachs 6/3/25 USD 11,185 BRL 66,204 (264)
Goldman Sachs 6/6/25 USD 148,427 THB 4,981,074 902
Goldman Sachs 7/11/25 USD 20,020 IDR 333,473,936 101
Goldman Sachs 7/11/25 USD 98,191 INR 8,484,781 (372)
Goldman Sachs 9/11/25 EGP 441,084 USD 8,183 (84)
HSBC Bank 4/24/25 USD 204 AUD 322 3
HSBC Bank 4/24/25 USD 3,819 NZD 6,678 25
HSBC Bank 4/25/25 USD 211,385 EUR 204,179 (9,691)
HSBC Bank 6/5/25 USD 27,596 PHP 1,604,574 (383)
JPMorgan Chase 4/17/25 USD 2,001 CZK 49,246 (133)
Morgan Stanley 4/24/25 AUD 1,098 USD 682 4
Morgan Stanley 4/25/25 EUR 67,035 USD 70,358 2,225
RBC Dominion
Securities 4/25/25 JPY 5,468,009 USD 36,905 (347)
RBC Dominion
Securities 4/25/25 USD 203 JPY 30,088 2
RBC Dominion
Securities 5/23/25 USD 2,180 GBP 1,732 (57)
RBC Dominion
Securities 6/6/25 USD 14,285 COP 59,007,725 303
Societe Generale 6/3/25 USD 107,155 BRL 622,596 (514)
Standard Chartered 5/23/25 EUR 4,080 USD 4,291 133
Standard Chartered 5/30/25 USD 10,190 SEK 107,521 (545)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 4/16/25 USD 3,247 MXN 66,554 $ 1
State Street 4/16/25 USD 92,608 MXN 1,922,561 (1,132)
State Street 4/24/25 AUD 645 USD 408 (5)
State Street 4/24/25 USD 932 AUD 1,501 (6)
State Street 4/24/25 USD 7,875 NZD 13,982 (68)
State Street 4/25/25 EUR 4,306 USD 4,617 45
State Street 4/25/25 JPY 294,693 USD 1,909 62
State Street 4/25/25 JPY 659,268 USD 4,449 (41)
State Street 4/25/25 USD 2,180 CAD 3,147 (9)
State Street 4/25/25 USD 83,835 JPY 12,943,284 (2,702)
State Street 4/25/25 USD 365 NOK 4,096 (25)
Toronto-Dominion Bank 4/25/25 CAD 2,465 USD 1,721 (6)
Toronto-Dominion Bank 4/25/25 USD 7,509 CAD 10,756 25
UBS Investment Bank 4/11/25 USD 9,428 IDR 153,217,908 201
UBS Investment Bank 4/16/25 MXN 1,819,695 USD 88,517 207
UBS Investment Bank 4/16/25 USD 50,960 MXN 1,042,826 114
UBS Investment Bank 4/16/25 USD 47,863 MXN 985,546 (190)
UBS Investment Bank 4/24/25 NZD 2,946 USD 1,657 16
UBS Investment Bank 4/24/25 USD 1,179 AUD 1,866 12
UBS Investment Bank 4/24/25 USD 1,283 AUD 2,079 (16)
UBS Investment Bank 4/24/25 USD 108,877 NZD 193,541 (1,075)
UBS Investment Bank 4/25/25 NOK 4,352 USD 407 7
UBS Investment Bank 4/25/25 NOK 3,405 USD 324 —
UBS Investment Bank 4/25/25 USD 375 CAD 548 (7)
UBS Investment Bank 4/25/25 USD 18,571 CHF 16,773 (445)
UBS Investment Bank 4/25/25 USD 1,230 JPY 183,230 5
UBS Investment Bank 4/25/25 USD 1,608 NOK 17,917 (95)
UBS Investment Bank 5/9/25 USD 61,942 CLP 61,313,097 (2,617)
UBS Investment Bank 5/23/25 EUR 1,343 USD 1,465 (9)
UBS Investment Bank 5/23/25 USD 437 GBP 345 (9)
UBS Investment Bank 5/30/25 USD 367 SEK 3,910 (24)
UBS Investment Bank 9/11/25 EGP 233,143 USD 4,207 74
Wells Fargo 4/11/25 INR 1,193,732 USD 13,914 39
Wells Fargo 6/3/25 USD 93,984 BRL 547,698 (733)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (24,388)

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 3,005 Commonwealth of Australia ten year
bond contracts 6/25 211,538 $ 1,559
Short, 1,073 Euro BTP contracts 6/25 (136,351) (706)
Long, 237 Euro BUND contracts 6/25 33,015 416
Short, 371 Euro BUXL thirty year bond contracts 6/25 (47,842) 617
Short, 305 Government of Canada ten year bond
contracts 6/25 (26,313) (110)
Long, 970 Republic of South Korea ten year bond
contracts 6/25 78,588 (114)
Short, 4,116 U.S. Treasury Notes ten year
contracts 6/25 (457,776) (1,983)
Short, 215 Ultra U.S. Treasury Notes ten year
contracts 6/25 (24,537) (138)
Net payments (receipts) of variation margin to date 2,162
Variation margin receivable (payable) on open futures contracts $ 1,703

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 1,344++
Totals $ —# $ — $ 1,344+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 187,400  ¤  ¤ $ 383,080
Total $ 383,080^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,344 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $383,080.

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Global Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Dynamic Global Bond Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Dynamic Global Bond Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,623,121 $ — $ 3,623,121
Asset-Backed Securities — 55,373 4,165 59,538
Bank Loans — 33,223 12,469 45,692
Common Stocks — 824 — 824
Non-U.S. Government
Mortgage-Backed Securities — 33,734 7,603 41,337
Private Investment Company
2
— — — 7,625
Short-Term Investments 48,133 228,848 — 276,981
Securities Lending Collateral 334,947 — — 334,947
Options Purchased — 36,580 — 36,580
Total Securities 383,080 4,011,703 24,237 4,426,645
Swaps* — 26,318 — 26,318
Forward Currency Exchange
Contracts — 9,588 — 9,588
Futures Contracts* 2,592 — — 2,592
Total $ 385,672 $ 4,047,609 $ 24,237 $ 4,465,143
Liabilities
Options Written $ — $ 33,457 $ — $ 33,457
Swaps* — 33,029 — 33,029
Forward Currency Exchange
Contracts — 33,976 — 33,976
Futures Contracts* 3,051 — — 3,051
Total $ 3,051 $ 100,462 $ — $ 103,513
1
Includes Convertible Bonds, Corporate Bonds, Government Bonds, Municipal Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Dynamic Global Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F35-054Q1 03/25
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.